Remuneration and other benefits paid to the Bank’s directors and senior managers	12 Months Ended
Dec. 31, 2022
Remuneration And Other Benefits Paid To The Bank's Directors And Senior Managers [Abstract]
Remuneration and other benefits paid to the Bank's directors and senior managers	Remuneration and other benefits paid to the Bank’s directors and senior managersThe following section contains qualitative and quantitative disclosures on the remuneration paid to the members of the board of directors —both executive and non-executive directors— and senior managers for 2022 and 2021:
a) Remuneration of Directors
i. Bylaw-stipulated emoluments
The annual general meeting held on 22 March 2013 approved an amendment to the Bylaws, whereby the remuneration of directors in their capacity as board members became an annual fixed amount determined by the annual general meeting. This amount shall remain in effect unless the shareholders resolve to change it at a general meeting. However, the board of directors may elect to reduce the amount in any years in which it deems such action justified.
The maximum remuneration established by the annual general meeting was EUR 6 million in 2022 (EUR 6 million in 2021), with two components: (a) an annual emolument and (b) attendance fees.
The specific amount payable for the above-mentioned items to each of the directors is determined by the board of directors. For such purpose, it takes into consideration the positions held by each director on the board, their membership of the board and the board committees and their attendance to the meetings thereof, and any other objective circumstances considered by the board.
The total Bylaw-stipulated emoluments earned by the directors in 2022 amounted to EUR 4.7 million (EUR 4.8 million in 2021).
Annual allotment
In accordance with the remuneration policy approved at the general shareholders' meeting on 1 April 2022, the amounts for serving and holding roles on the board and committees was the same amount as initially approved for 2021, with the exception of the yearly amount for serving on the board of directors, which was modified from EUR 90,000 to EUR 95,000. The annual amounts received individually by the directors in 2022 and 2021 based on the positions held by them on the board and their membership of the board committees were as follows:

Amount per director in euros	2022	2021
Members of the board of directors	95,000	90,000
Members of the executive committee	170,000	170,000
Members of the audit committee	40,000	40,000
Members of the appointments committee	25,000	25,000
Members of the remuneration committee	25,000	25,000
Members of the risk supervision, regulation and compliance committee	40,000	40,000
Members of the responsible banking, sustainability and culture committee	15,000	15,000
Members of the innovation and technology committee	25,000	25,000
Chair of the audit committee	70,000	70,000
Chair of the appointments committee	50,000	50,000
Chair of the remuneration committee	50,000	50,000
Chair of the risk supervision, regulation and compliance committee	70,000	70,000
Chair of the responsible banking, sustainability and culture committee	50,000	50,000
Chair of the innovation and technology committee	70,000	70,000
Lead independent directorA	110,000	110,000
Non-executive Vice Chair	30,000	30,000
A.Bruce Carnegie-Brown, in view of the positions held on the board and its committees, in particular as Chair of the appointments and remuneration committees and as lead independent director, and the time and dedication required to properly perform such positions, has been assigned a minimum total annual remuneration of EUR 700,000 since 2015, including the annual allowance for the items corresponding to him of those indicated above and attendance fees.
Attendance fees
The directors receive fees for attending board and committee meetings, excluding executive committee meetings, where no attendance fees are received.
For 2022 the board voted to keep the same amounts set out in the 2021 policy.
The fees for 2022 and 2021 are as follows:

Attendance fees per director per meeting in euros	2022	2021
Board of directors	2,600	2,600
Audit committee and risk supervision, regulation and compliance committee	1,700	1,700
Other committees (excluding executive committee)	1,500	1,500
ii. Salaries
The executive directors receive salaries. In accordance with the policy approved by the annual general meeting, salaries are composed of a fixed annual remuneration and a variable one, which consists in a unique incentive, which is a deferred variable remuneration plan linked to multi-year objectives, which establishes the following payment scheme:
•40% of the variable remuneration amount, determined at year-end on the basis of the achievement of the established objectives, is paid immediately.
•The remaining 60% is deferred over five years, to be paid in five portions, provided that the conditions of permanence in the Group and non-concurrence of the malus clauses are met, and subject to long term metrics, taking into account the following accrual scheme:
–The accrual of the first and second portion (payment in 2024 and 2025) will be conditional on none of the malus clauses being triggered.
–The accrual of the third, fourth, and fifth portion (payment in 2026, 2027 and 2028), is linked to objectives related to the period 2022—2024 and the metrics and scales associated with these objectives. The fulfilment of the objectives determines the percentage to be paid of the deferred amount in these three annuities, and these targets can reduce these amounts and the number of deferred instruments, or increase them up to a maximum achievement ratio of 125%, so executives have the incentive to exceed their targets.
•In accordance with current remuneration policies, the amounts already paid will be subject to a possible recovery (clawback) by the Bank during the period set out in the policy in force at each moment.
The immediate payment (or short-term), as well as each deferred payment (linked to long term metrics and not linked to long-term metrics) will be settled 50% in cash and the remaining 50% in instruments, consisting of Banco Santander, S.A. shares, Banco Santander, S.A. share options and restricted stock units (RSUs) of PagoNxt, split as:
◦ the amount of PagoNxt RSUs set for each year; and
◦ the rest, shares and share options in equal parts, unless the director chooses to receive options only.
Comparative of executive remuneration (Chair and CEO)
The board voted to maintain the same benchmark incentive for Ana Botín and José Antonio Álvarez in 2022 as in 2021.Variable contributions to pensions were not modified in 2022, so the amounts are the 22% of the 30% of the last three assigned bonus' average.
In 2022, the good business performance (which enabled Banco Santander to reach a 13.37% underlying RoTE, above the end of 2021), the excellent execution of our strategy (with the highest attributable profit ever), and the efficient capital management, boosted the bonus pool once again and thus the variable remuneration of corporate centre employees, (including executive directors).
iii. Detail by director
The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2022 and 2021 is provided below:

EUR thousand
	2022
	Bylaw-stipulated emoluments
	Annual emolument
	BoardF	Executive committee	Audit committee	Appointments committee	Remuneration committee	Risk supervision, regulation and compliance oversight committee	Responsible banking, sustainability and culture committee	Innovation and technology committee	Attendance fees and commissions
Ana Botín	95	170	—	—	—	—	—	74	41
José Antonio Álvarez	95	170	—	—	—	—	—	25	39
Bruce Carnegie-Brown	280	170	—	75	75	—	—	25	75
Homaira Akbari	95	—	40	—	—	—	15	25	69
Javier BotínA	95	—	—	—	—	—	—	—	34
Álvaro CardosoB	24	—	—	—	—	—	4	—	11
R.Martín ChávezC	48	—	—	13	8	11	—	29	40
Sol Daurella	95	—	—	25	25	—	15	—	70
Henrique de Castro	95	—	40	—	25	—	—	25	76
Gina Díez Barroso	95	—	—	25	—	—	—	—	52
Luis Isasi[1]	95	170	—	—	25	40	—	—	82
Ramiro Mato	95	170	40	—	—	40	65	—	90
Sergio Rial	95	—	—	—	—	—	—	—	36
Belén Romana	95	170	40	—	—	110	15	25	94
Pamela Walkden	95	—	110	—	—	40	—	—	78
Germán de la FuenteD	66	—	31	—	—	—	—	—	40
Glenn HutchinsE	3	—	—	1	1	—	—	1	4
Total 2022	1,561	1,020	301	139	159	241	114	229	930
Total 2021	1,536	1,020	270	126	175	268	125	245	1,036
A. All amounts received were reimbursed to Fundación Botín.
B.Stepped down as director on 1 April 2022.
C.Stepped down as director on 1 July 2022.
D.Director since 1 April 2022.
E.Director since 20 December 2022.
F.Also includes emoluments for other roles in the board.
1. Includes EUR 1,000 thousand for his role as non-executive Chair of Santander España and for Santander España board and committees meetings

	2022									2021

	Short-term and deferred (not subject to long-term goals) salaries of executive directors

	Fixed	Variable - immediate payment		Deferred variable
		In cash	In instruments	In cash	In instruments	Total	Pension contribution	Other remuneration	Total	Total
Ana Botín	3,176	1,688	1,689	1,013	1,013	8,579	1,081	961	11,001	11,436
José Antonio Álvarez	2,541	1,139	1,140	684	684	6,188	811	1,758	9,086	9,160
Bruce Carnegie-Brown	—	—	—	—	—	—	—	—	700	700
Homaira Akbari	—	—	—	—	—	—	—	—	244	248
Javier BotínA	—	—	—	—	—	—	—	—	129	129
Álvaro CardosoB	—	—	—	—	—	—	—	—	39	183
R.Martín ChávezC	—	—	—	—	—	—	—	—	147	374
Sol Daurella	—	—	—	—	—	—	—	—	230	239
Henrique de Castro	—	—	—	—	—	—	—	—	261	267
Gina Díez Barroso	—	—	—	—	—	—	—	—	172	130
Luis Isasi[1]	—	—	—	—	—	—	—	1,000	1,412	1,406
Ramiro Mato	—	—	—	—	—	—	—	—	500	499
Sergio Rial	—	—	—	—	—	—	—	—	131	879
Belén Romana	—	—	—	—	—	—	—	—	549	533
Pamela Walkden	—	—	—	—	—	—	—	—	323	303
Germán de la FuenteD	—	—	—	—	—	—	—	—	137	—
Glenn HutchinsE	—	—	—	—	—	—	—	—	10	—
Total 2022	5,717	2,827	2,829	1,697	1,697	14,767	1,892	3,719	25,071	—
Total 2021	6,467	3,079	3,079	1,847	1,848	16,320	1,824	3,542		26,487
Footnotes in previous table.

Following is the detail by executive director of the salaries linked to multi-year objectives at their fair Value, which will only be received if the conditions of permanence in the Group, non-applicability of malus clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in Note 46.

EUR thousand
	2022					2021
	Variable subject to long-term objectives[1]
	In cash	In shares	In share options	In RSUs	Total	Total
Ana Botín	1,064	404	404	255	2,128	2,316
José Antonio Álvarez	718	273	273	172	1,436	1,563
Total	1,782	677	677	428	3,564	3,880
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2026, 2027 and 2028, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of malus clauses and achievement of the objectives established.
The fair value has been determined at the grant date based on the valuation report of an independent expert, Willis Towers Watson. Based on the design of the plan for 2022 and the levels of achievement of similar plans in comparable entities, the fair value considered is 70% of the variable remuneration subject to long-term objectives. (see note 46).
Note 5.e below includes disclosures on the shares delivered from the deferred remuneration schemes in place in previous years and for which delivery conditions were met, as well as on the maximum number of shares that may be received in future years in connection with the aforementioned 2022 and 2021 variable remuneration plans.
b) Remuneration of the board members as representatives of the Bank
By resolution of the executive committee, all the remuneration received by the Bank’s directors who represent the Bank on the boards of directors of listed companies in which the Bank has a stake, paid by those companies and relating to appointments made on or after 18 March, 2002, accrues to the Group. In 2022 and 2021 the Bank’s directors did not receive any remuneration in respect of these representative duties.
On the other hand, in their personal capacity, in 2022 Álvaro Cardoso was paid BRL 150 thousand (EUR 28 thousand) as member of the sustainability committee of Banco Santander Brasil S.A., Homaira Akbari was paid USD 169 thousand (EUR 161 thousand) as member of the board of Santander Consumer USA Holdings, Inc. and EUR 200 thousand as member of the board of PagoNxt S.L., and Henrique de Castro and R. Martín Chávez were each paid the same EUR 200 thousand as members of the board of PagoNxt S.L. Likewise, Pamela Walkden was paid GBP 125 thousand (EUR 147 thousand) as member of Santander UK plc and Santander UK Group Holdings. And Sergio Rial, as non-Executive Chair of Ebury Partners Limited received a total pay of GBP 244 thousand (EUR 286 thousand) and as Chair of board of directors of Banco Santander Brasil S.A. was paid BRL 10,981 thousand (EUR 2,000 thousand).
Likewise, Luis Isasi was paid EUR 1,000 thousand as non-Executive Chair of the board of Santander España and for attending its board and committee meetings (amounts paid by Banco Santander, S.A.).
Additionally, Héctor Grisi has received at the end of 2022 a payment of EUR 2,500 thousand as relocation expenses, for settling in Spain to carry out his CEO role with effect from 1 January 2023.Because the payment is based on his annual allowance capitalized over five years, in accordance with corporate practices and policies, if the CEO terminates his contract before said period, he will reimburse the proportional share of that amount.
c) Post-employment and other long-term benefits
In 2012, the contracts of Ana Botín and José Antonio Alvarez (and other members of the Bank's senior management) with defined benefit pension commitments were modified to transform these commitments into a defined contribution system, which covers the contingencies of retirement, disability and death. From that moment on, the Bank makes annual contributions to their pension system for their benefit.
This system gives them the right to receive benefits upon retirement, regardless of whether or not they are active at the Bank at such time, based on contributions to the system, and replaced their previous right to receive a pension supplement in the event of retirement.
The initial balance for each of them in the new defined benefits system corresponded to the market value of the assets from which the provisions corresponding to the respective accrued obligations had materialised on the date on which the old pension commitments were transferred into the new benefits system.
Since 2013, the Bank has made annual contributions to the benefits system for executive directors and senior executives, in proportion to their respective pensionable bases, until they leave Grupo Santander or until their retirement within the Group, death, or disability.
The benefit plan system is outsourced to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A., and the economic rights of the foregoing directors under this plan belong to them regardless of whether or not they are active at the Bank at the time of their retirement, death or disability.
In accordance with the provisions of the remuneration regulations, contributions made calculated on variable remuneration are subject to the discretionary pension benefits regime. Under this regime, contributions are subject to malus clauses and clawback according to the policy in force at any given time and during the same period in which the variable remuneration is deferred.
Furthermore, they must be invested in bank shares for a period of five years from the date when the executive director leaves the Group, regardless of whether or not they leave to retire. Once that period has elapsed, the amount invested in shares will be reinvested, along with the remainder of the cumulative balance corresponding to the executive director, or it will be paid to the executive director or to their beneficiaries in the event of a contingency covered by the benefits system.
As per the director´s remuneration policy approved at the 23 March 2018 general shareholder´s meeting, the system was changed with a focus on:
•Aligning the annual contributions with practices of comparable institutions.
•Reducing future liabilities by eliminating the supplementary benefits scheme in the event of death (death of spouse or parent) and permanent disability of serving directors.
•Not increasing total costs for the Bank.
The changes to the system were the following:
•Fixed and variable pension contributions were reduced to 22% of the respective pensionable bases. The gross annual salaries and the benchmark variable remuneration were increased in the corresponding amount with no increase in total costs for the Bank. The pensionable base for the purposes of the annual contributions for the executive directors is the sum of fixed remuneration plus 30% of the average of their last three variable remuneration amounts.
•The death and disability supplementary benefits were eliminated since 1 April 2018. A fixed remuneration supplement (included in other remuneration in section a.iii in this note) was implemented the same date.
•The total amount insured for life and accident insurance was increased.
The provisions recognised in 2022 and 2021 for retirement pensions were as follows:

EUR thousand
	2022	2021
Ana Botín	1,081	1,041
José Antonio Álvarez	811	783
Total	1,892	1,825
Following is a detail of the balances relating to each of the executive directors under the welfare system as of 31 December 2022 and 2021:

EUR thousand
	2022	2021
Ana Botín	46,725	48,075
José Antonio Álvarez	18,958	18,821
Total	65,683	66,896
d) Insurance
The Group pays for life insurance policies for the Bank’s directors, who will be entitled to receive benefits if they are declared disabled. In the event of death, the benefits will be payable to their heirs. The premiums paid by the Group are included in the 'Other remuneration' column of the table shown in Note 5.a.iii above. Also, the following table provides information on the sums insured for the Bank’s executive directors:

Insured capital
EUR thousand
	2022	2021
Ana Botín	20,988	21,489
José Antonio Álvarez	17,345	18,028
Total	38,333	39,517
The insured capital has been modified in 2018 for Ana Botín and José Antonio Alvarez as part of the pension systems transformation set out in note 5.c) above, which has encompassed the elimination of the supplementary benefits systems (death of spouse and death of parent) and the increase of the life insurance annuities.
During 2022 and 2021, the Group has disbursed a total amount of EUR 48.2 million and EUR 25.5 million, respectively, for the payment of civil-liability insurance premiums. These premiums correspond to several civil-liability insurance policies that hedge, among others, directors, senior executives and other managers and employees of the Group and the Bank itself, as well as its subsidiaries, in light of certain types of potential claims. For this reason, it is not possible to disaggregate or individualize the amount that correspond to the directors and executives.
As of 31 December 2022 and 2021, no life insurance commitments exist for the Group in respect of any other directors.

e) Deferred variable remuneration systems
The following information relates to the maximum number of shares to which the executive directors are entitled at the beginning and end of 2022 and 2021 due to their participation in the deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to 2022 and prior years, as well as on the deliveries, in shares or in cash, made to them in 2022 and 2021 once the conditions for the receipt thereof had been met (see Note 46):
i) Deferred conditional variable remuneration plan
From 2011 to 2015, the bonuses of executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration that puts them on the same remuneration level as senior executives and employees who assume risk (all of whom are referred to as identified staff) have been approved by the board of directors and instrumented, respectively, through various cycles of the deferred conditional variable remuneration plan. Application of these cycles, insofar as they entail the delivery of shares to the plan beneficiaries, was authorized by the related annual general meetings.
The purpose of these plans was to defer a portion of the bonus of the plan beneficiaries (60% in the case of executive directors) over a period of five years (three years for the plans approved up to 2014) for it to be paid, where appropriate, in cash and in Santander shares. The remaining 40% portion of the bonus is paid in cash and Santander shares (in equal parts), upon commencement of this plan, in accordance with the rules set forth below.
In addition to the requirement that the beneficiary remains in Grupo Santander’s employ, the accrual of the deferred remuneration was conditional upon none of the following circumstances existing in the opinion of the board of directors -following a proposal of the remuneration committee-, in relation to the corresponding year, in the period prior to each of the deliveries: (i) poor financial performance of the Group; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Group’s consolidated financial statements, except when it is required pursuant to a change in accounting standards; or (iv) significant changes in the Group’s economic capital or its risk profile. All the foregoing shall be subject in each case to the regulations of the relevant plan cycle.
Similarly, Banco Santander can claw back any paid variable amounts in the scenarios and for the period dictated by the terms and conditions in the said policy.
On each delivery, the beneficiaries are paid an amount in cash equal to the dividends paid for the amount deferred in shares and the interest on the amount deferred in cash. If the Santander Dividendo Elección scrip dividend scheme is applied, payment will be based on the price offered by the Bank for the bonus share rights corresponding to those shares.
The maximum number of shares to be delivered is calculated taking into account the daily volume-weighted average prices for the 15 trading sessions prior to the date on which the board of directors approves the bonus for the Bank’s executive directors for each year.
This plan and the Performance Shares (ILP) plan described below have been integrated for the executive directors and other senior managers in the deferred variable compensation plan linked to multiannual objectives, in the terms approved by the General Meeting of Shareholders held on March 18, 2016.
2021 was the last financial year in which a payment was made in application of this plan.
ii) Deferred variable compensation plan linked to multiannual objectives
In the annual shareholders meeting of 18 March 2016, with the aim of simplifying the remuneration structure, improving the ex-ante risk adjustment and increasing the incidence of long-term objectives, the bonus plan (deferred and conditioned variable compensation plan) and ILP were replaced by one single plan.
The variable remuneration of executive directors and certain executives (including senior management) corresponding to 2022 has been approved by the board of directors and implemented through the seventh cycle of the deferred variable remuneration plan linked to multi-year objectives. The application of the plan was authorised by the annual general meeting of shareholders, as it entails the delivery of shares to the beneficiaries.
As indicated in section a.ii of this note, 60% of the variable remuneration amount is deferred over five years for executive directors, to be paid, where appropriate, in five portions, provided that the conditions of permanence in the Group, according to the following accrual scheme:
•The accrual of the first and second parts (instalments in 2024 and 2025) is conditional on none of the malus clauses being triggered.
•The accrual of the third, fourth and fifth parts (instalments in 2026, 2027 and 2028) is linked to non-concurrence of malus clauses and the fulfilment of certain objectives related to the 2022‑ 2024 period. These objective and their respective weights are:
–Banco Santander’s consolidated Return on tangible equity (RoTE) target in 2024 (weight of 40%).
–Relative performance of Banco Santander's total shareholder return (TSR) in 2022-2024 in respect of the weighted TSR of a peer group comprising 9 credit institutions, with the appropriate TSR ratio based on the group’s TSR among its peers (weight of 40%).
–Five ESG (environmental, social and governance) metrics. Each of the five Responsible banking targets have the same weighting (and total weight of ESG objective, 20%).
The degree of compliance with the above objectives determines the percentage to be applied to the deferred amount in these three annuities, with a maximum achievement ratio of 125%, so executives have the incentive to exceed their targets.
Both the immediate (short-term) and each of the deferred (long-term and conditioned) portions are paid 50% in cash and the remaining 50% in instruments.
The accrual of deferred amounts (whether or not subject to performance measures) is conditioned, in addition to the permanence of the beneficiary in the Group, to non-occurrence, during the period prior to each of the deliveries, of any the circumstances giving rise to the application of malus as set out in the Group’s remuneration policy in its chapter related to malus and clawback. Likewise, the amounts already paid of the incentive will be subject to clawback by the Bank in the cases and during the term foreseen in said policy, and in accordance with the terms and conditions foreseen in it.
Malus and clawback clauses are triggered by poor financial performance of Banco Santander, a division or area, or exposures from staff as a result of an executive(s)’s management of, at least, one of these factors:
(i)Significant failures in risk management committed by the entity, or by a business unit or risk control.
(ii)The increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
(iii)Regulatory sanctions or judicial sentences from events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
(iv)Irregular conduct, whether individual or collective. In this regard, the negative effects derived from the marketing of inappropriate products and the responsibilities of the people or bodies that made those decisions will be specially considered.
And among the specific cases that could lead to the application of these clauses, of note the restatement of the annual financial statements that does not result from a regulatory change, but from incorrect application of accounting regulations or criteria, as appreciated by supervisors and as long as it results in a lower variable remuneration to be settled than that initially accrued or where no remuneration would have been paid in accordance with the variable remuneration system of the Entity or a specific unit.
The maximum number of shares to be delivered is calculated by taking into account the average weighted daily volume of the average weighted listing prices corresponding to the fifteen trading sessions prior to the previous Friday (excluded) to the date on which the bonus is agreed by the board of executive directors of the Bank.
iii) Shares assigned by deferred variable remuneration plans
The following table shows the number of Santander shares assigned to each executive director and pending delivery as of 1 January 2021, 31 December 2021 and 31 December 2022, as well as the gross shares that were delivered to them in 2021 and 2022, either in the form of an immediate payment or a deferred payment. In this case after having been appraised by the board, at the proposal of the remuneration committee, that the corresponding one-fifth of each plan had accrued. They come from the deferred conditional and linked to multi-year objectives in 2016, 2017, 2018, 2019, 2020, 2021 and 2022 were formalized.

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1,2021	Shares delivered in 2021 (immediate payment 2020 variable remuneration)	Shares delivered in 2021 (deferred payment 2019 variable remuneration)	Shares delivered in 2021 (deferred payment 2018 variable remuneration)	Shares delivered in 2021 (deferred payment 2017 variable remuneration)	Shares delivered in 2021 (deferred payment 2016 variable remuneration)	Variable remuneration 2021 (Maximum number of shares to be delivered)
2016 variable remuneration
Ana Botín	110,029	—	—	—	—	(55,014)	—
José Antonio Álvarez	74,264	—	—	—	—	(37,133)	—
	184,293					(92,147)
2017 variable remuneration
Ana Botín	94,083	—	—	—	(31,361)	—	—
José Antonio Álvarez	62,919	—	—	—	(20,973)	—	—
	157,001				(52,334)
2018 variable remuneration
Ana Botín	413,215	—	—	(103,304)	—	—	—
José Antonio Álvarez	276,129	—	—	(69,032)	—	—	—
	689,344			(172,336)
2019 variable remuneration
Ana Botín	532,316	—	(106,463)	—	—	—	—
José Antonio Álvarez	355,749	—	(71,150)	—	—	—	—
	888,065		(177,613)
2020 variable remuneration
Ana Botín	310,615	(124,246)	—	—	—	—	—
José Antonio Álvarez	168,715	(67,486)	—	—	—	—	—
	479,330	(191,732)
2021 variable remuneration
Ana Botín	—	—	—	—	—	—	1,480,622
José Antonio Álvarez	—	—	—	—	—	—	999,259
	—	—	—	—	—	—	2,479,881
2022 variable remuneration[1]
Ana Botín	—	—	—	—	—	—	—
José Antonio Álvarez	—	—	—	—	—	—	—

1.For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.                    Sergio Rial's has the right to a maximum of 51,483 Santander shares and 269,148 options over Santander shares for his participation in the 2019 Digital Transformation Award.
In addition, as of 31 December 2022, Rodrigo Echenique maintains the right to a maximum of 150,979 shares arising from his participation in the corresponding plans during his term as executive director.

Maximum number of shares to be delivered at December 31, 2021	Instruments matured but not consolidated at January 1, 2022[2]	Shares delivered in 2022 (immediate payment 2021 variable remuneration)	Shares delivered in 2022 (deferred payment 2020 variable remuneration)	Shares delivered in 2022 (deferred payment 2019 variable remuneration)	Shares delivered in 2022 (deferred payment 2018 variable remuneration)	Shares delivered in 2022 (deferred payment 2017 variable remuneration)	Shares delivered in 2022 (deferred payment 2016 variable remuneration)	Variable remuneration 2022 (Maximum number of shares to be delivered)	Maximum number of shares to be delivered at December 31, 2022

55,015	—	—	—	—	—	—	(55,015)	—	—
37,131	—	—	—	—	—	—	(37,131)	—	—
92,146							(92,146)

62,722	—	—	—	—	—	(31,361)	—	—	31,361
41,946	—	—	—	—	—	(20,973)	—	—	20,973
104,668						(52,334)			52,334

309,911	(206,618)	—	—	—	(34,431)	—	—	—	68,862
207,097	(138,072)	—	—	—	(23,008)	—	—	—	46,017
517,008	(344,689)				(57,440)				114,879

425,853	—	—	—	(106,463)	—	—	—	—	319,390
284,599	—	—	—	(71,150)	—	—	—	—	213,449
710,452				(177,613)					532,839

186,369	—	—	(37,274)	—	—	—	—	—	149,095
101,229	—	—	(20,246)	—	—	—	—	—	80,983
287,598			(57,520)						230,078

1,480,622	—	(592,249)	—	—	—	—	—	—	888,373
999,259	—	(399,704)	—	—	—	—	—	—	599,555
2,479,881		(991,953)							1,487,928

—	—	—	—	—	—	—	—	585,079	585,079
—	—	—	—	—	—	—	—	394,916	394,916
								979,995	979,995

2.After reviewing the results of the 3rd cycle of the deferred variable remuneration plan linked to multi-year targets (2018), the board of directors confirmed in 2022, upon recommendation from the remuneration committee, a 33.3% achievement of the long-term metrics of the plan (as the following level of achievement was met during 2018-2020 period: CET1 at 100% at 2020 year-end (the target was 11.30%); underlying EPS growth at 0% (the target was a 25% growth); and TSR metric at 0% (33% minimum target not reach), with a 33% weight each one) and the amounts of the pending deliveries for each executive director, payable in February 2022, 2023 and 2024 in connection with this plan. Therefore, regarding the maximum number of shares to be delivered at December 31 of 2021 in relation with the last three payments of the 2018 variable remuneration (309,911 and 207,097 shares in the case of Ana Botín and José Antonio Álvarez, respectively) only one third have been delivered (corresponding to the 33.3% of the achievement mentioned above), with the rest of shares definitively not collected as "matured but not consolidated".This applies to all persons under this plan.

Furthermore, the maximum number of share options to be delivered regarding the 2022 variable remuneration plan is 1,575,335 options in the case of Ana Botín, and 1,063,316 options in the case of José Antonio Álvarez. Meanwhile, the maximum number of RSUs of PagoNxt, S.L. to be delivered under the current plan is 12,646 and 8,527 units for Ana Botín and José Antonio Álvarez, respectively.
In addition, the table below shows the cash delivered in 2022 and 2021, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one-fifth relating to each plan had accrued:

EUR thousand
	2022		2021
	Cash paid (immediate payment 2021 variable remuneration)	Cash paid (deferred payments from 2020, 2019, 2018 and 2017 variable remuneration)	Cash paid (immediate payment 2020 variable remuneration)	Cash paid (deferred payments from 2019, 2018, 2017 and 2016 variable remuneration)
Ana Botín	1,838	1,102	334	1,550
José Antonio Álvarez	1,241	726	181	1,037
Total	3,079	1,827	515	2,586
iv) Information on former members of the board of directors
The chart below includes information on the maximum number of shares to which former members of the board of directors who ceased in office prior to 1 January 2021 are entitled for their participation in the various deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to the years in which they were executive directors. Also set forth below is information on the deliveries, whether in shares or in cash, made in 2022 and 2021 to former board members, upon achievement of the conditions for the receipt thereof (see note 46):

Maximum number of shares to be delivered
	2022	2021
Deferred conditional variable remuneration plan (2015)	—	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	—	60,251
Deferred conditional variable remuneration plan and linked to objectives (2017)	33,783	64,659
Deferred conditional variable remuneration plan and linked to objectives (2018)	36,543	164,462
Deferred conditional variable remuneration plan and linked to objectives (2019)	98,092	130,790
Deferred conditional variable remuneration plan and linked to objectives (2020)	—	—

Number of shares delivered
	2022	2021
Deferred conditional variable remuneration plan (2015)	—	92,557
Performance shares plan ILP (2015)	—	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	60,251	60,254
Deferred conditional variable remuneration plan and linked to objectives (2017)	33,783	32,330
Deferred conditional variable remuneration plan and linked to objectives (2018)	18,272	54,821
Deferred conditional variable remuneration plan and linked to objectives (2019)	32,698	32,698
Deferred conditional variable remuneration plan and linked to objectives (2020)	—	—
In addition, EUR 702 thousand and EUR 1,213 thousand relating to the deferred portion payable in cash of the aforementioned plans were paid each in 2022 and 2021.
f) Loans
Grupo Santander’s direct risk exposure to the bank’s directors and the guarantees provided for them are detailed below. These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2022			2021
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Mrs Ana Botín-Sanz de Sautuola y O´Shea	20	—	20	25	—	25
Mr José Antonio Álvarez Álvarez	7	—	7	4	—	4
Mr Bruce Carnegie-Brown	—	—	—	—	—	—
Mr Javier Botín-Sanz de Sautuola y O´Shea	23	—	23	16	—	16
Mrs Sol Daurella Comadrán	49	—	49	69	—	69
Mrs Belén Romana García	1	—	1	—	—	—
Mr Ramiro Mato García-Ansorena	—	—	—	—	—	—
Mrs Homaira Akbari	—	—	—	—	—	—
Mr Álvaro Cardoso de Souza	—	—	—	—	—	—
Mr Henrique de Castro	—	—	—	—	—	—
Mrs Pamela Ann Walkden	—	—	—	—	—	—
Mr Luis Isasi Fernández de Bobadilla	—	—	—	—	—	—
Mr Sergio Agapito Lires Rial	5	—	5	1	—	1
Mr R. Martín Chávez Márquez	—	—	—	—	—	—
Mrs Gina Lorenza Díez Barroso	—	—	—	—	—	—
Mr Germán de la Fuente Escamilla	—	—	—	—	—	—
	105	—	105	115	—	115
g) Senior management
The table below includes the amounts relating to the short-term remuneration of the members of senior management at 31 December 2022 and those at 31 December 2021, excluding the remuneration of the executive directors, which is detailed above. This amount has been reduced by 35% compared to that reported in 2014 (EUR 80,792 thousand):

EUR thousand
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment		Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In shares[2]	In cash	In shares[3]	Pensions	Other remuneration[1]	Total
2022	14	18,178	7,733	7,733	3,398	3,399	5,339	6,956	52,736
2021	15	19,183	8,402	8,402	3,648	3,648	5,542	5,055	53,880
1.    Includes other remuneration items such as life and medical insurance premiums and localization aids and lastly RSUs from PagoNxt S.L., for his work as a director in said entity.
2.    The amount of immediate payment in shares for 2022 is 2,504,000 shares (2,706,819 Santander shares in 2021).
3.    The deferred amount in shares not linked to long-term objectives for 2022 is 1,101,000 shares (1,175,191 Santander shares in 2021).
The board of directors approved the 2022 Digital Transformation Incentive which is a variable remuneration scheme split in two different blocks:
•the first one, with the same design as in previous years, that delivers Santander shares and share options if the group hits major milestones on its digital roadmap. It is aimed at a group of up to 250 employees whose functions are deemed essential to Santander’s growth. No senior executives are included within this plan in 2022 and 2021.
•And the second one, which delivers PagoNxt, S.L. RSUs and premium priced options (PPOs), and is aimed at up to 50 employees whose roles are considered key to PagoNxt’s success, including 1 senior executive who will receive EUR 500 thousand.
See note 46 to the 2022 Group's consolidated financial statements for further information on the Digital Transformation Incentive.
In 2022, the ratio of variable to fixed pay components was 120% of the total for senior managers, well within the maximum limit of 200% set by 2022 AGM.
Also, the detail of the breakdown of the remuneration linked to long-term objectives of the members of senior management at 31 December 2022 and 31 December 2021 is provided below. These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see note 46):

EUR thousand
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Share payment	Total
2022	14	3,568	3,569	7,137
2021	15	3,830	3,830	7,660
1.    Relates to the fair value of the maximum annual amounts for years 2026, 2027 and 2028 of the seventh cycle of the deferred conditional variable remuneration plan (2025, 2026 and 2027 for the sixth cycle of the deferred variable compensation plan linked to annual objectives for the year 2021).
Additionally, senior executives who stepped down from their roles in 2022 consolidated salary remuneration and other remuneration for a total amount of EUR 3,691 thousand (EUR 5,294 thousand in 2021). They also have the right to receive, in total, EUR 447 thousand in variable pay subject to long-term objectives (this right has been generated in 2021 for a total amount of EUR 55 thousand).
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of 31 December 2022 and 31 December 2021 relating to the deferred portion under the various plans then in force is the following (see note 46):

Maximum number of shares to be delivered
	2022	2021
Deferred conditional variable remuneration plan (2015)	—	—
Deferred conditional variable remuneration plan (2017)	—	—
Deferred conditional variable remuneration plan (2018)	—	3,475
Deferred conditional variable remuneration plan and linked to objectives (2016)	18,500	150,445
Deferred conditional variable remuneration plan and linked to objectives (2017)	76,053	164,428
Deferred conditional variable remuneration plan and linked to objectives (2018)	155,758	803,056
Deferred conditional variable remuneration plan and linked to objectives (2019)	949,917	1,274,450
Deferred conditional variable remuneration plan and linked to objectives (2020)	1,438,437	1,829,720
Deferred conditional variable remuneration plan and linked to objectives (2021)	2,711,926	—
Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2022 and 2021 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2022	2021
Deferred conditional variable remuneration plan (2015)	—	146,930
Deferred conditional variable remuneration plan (2017)	—	2,786
Deferred conditional variable remuneration plan (2018)	—	3,474
Deferred conditional variable remuneration plan and linked to objectives (2016)	114,006	131,938
Deferred conditional variable remuneration plan and linked to objectives (2017)	107,891	79,104
Deferred conditional variable remuneration plan and linked to objectives (2018)	79,037	267,686
Deferred conditional variable remuneration plan and linked to objectives (2019)	288,041	321,006
Deferred conditional variable remuneration plan and linked to objectives (2020)	360,614	1,742,419
Deferred conditional variable remuneration plan and linked to objectives (2021)	2,556,117	—
As indicated in note 5.c above, senior management participate in the benefit system created in 2012, which covers the contingencies of retirement, disability and death. Banco Santander makes annual contributions to the benefit plans of its senior managers. In 2012, the contracts of the senior managers with benefit pension commitments were amended to transform them into a contribution system. The system, which is outsourced to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A., gives senior managers the right to receive benefits upon retirement, regardless of whether or not they are active at Banco Santander at such time, based on contributions to the system. This new system replaced their previous right to receive a pension supplement in the event of retirement. In the event of pre-retirement, and up to the retirement date, senior managers appointed prior to September 2015 are entitled to receive an annual allowance.
In addition, further to applicable remuneration regulations, from 2016 (inclusive), a discretionary pension benefit component of at least 15% of total remuneration in contributions to the pension system has been included. Under the regime corresponding to these discretionary benefits, the contributions that are calculated on variable remunerations are subject to malus and clawback clauses, subject to policies applicable at each time, and during the same period in which the variable remuneration is deferred.
Likewise, the annual contributions calculated on variable remunerations must be invested in Bank shares for a period of five years from the date that the senior manager leaves the Group, regardless of whether or not they leave to retire. Once that period has elapsed, the amount invested in shares will be reinvested, along with the remainder of the cumulative balance corresponding to the senior manager, or it will be paid to the senior manager or to their beneficiaries in the event of a contingency covered by the benefits system.
The contracts of some senior executives were modified at the beginning of 2018 with the same objective and changes indicated in section c of this note for Ana Botín and José Antonio Álvarez. The modifications, which are aimed at aligning the annual contributions with the practices of comparable institutions and reducing the risk of future obligations by eliminating the supplementary scheme for death (widowhood and orphanhood) and permanent disability in service without increasing the costs to the bank, are as follows:
•Contributions to the pensionable bases were reduced. Gross annual salaries were increased in the corresponding amount.
•The death and disability supplementary benefits were eliminated since January 1, 2018 for some senior executives and since April 1, 2018 for executive directors. A fixed remuneration supplement reflected in other remuneration in the table above was implemented on the same date.
•The amounts insured for life and accident insurance were increased.
All of the above was done without an increase in total cost for the Bank.
The balance as of 31 December 2022 in the pension system for those who were part of senior management at year end amounted to EUR 54 million (EUR 57 million at 31 December 2021).
The net charge to income corresponding to pension amounted to EUR 5.3 million in 2022 (EUR 5.5 million in 31 December 2021).
In 2022 and 2021 there have been no payments in the form of a single payment of the annual voluntary pre-retirement allowance.
Additionally, the capital insured by life and accident insurance at 31 December 2022 of this group amounts to EUR 98 million (EUR 100 million at 31 December 2021).
h) Post-employment benefits to former directors and former senior executive vice presidents
The post-employment benefits and settlements paid in 2022 to former directors of the Bank, other than those detailed in note 5.c amounted to EUR 5.6 million and EUR 5.6 million in 2021, respectively. Also, the post-employment benefits and settlements paid in 2022 to former executive vice presidents amounted to EUR 4.8 million and EUR 51.6 million in 2021, respectively.
Contributions to insurance policies that hedge pensions and complementary widowhood, orphanhood and permanent disability benefits to previous members of the Bank’s board of directors, amounted to EUR 0.17 million in 2022 (EUR 0.17 million in 2021). Likewise, contributions to insurance policies that hedge pensions for previous senior managers amounted to EUR 3.1 million in 2022 (EUR 4.4 million in 2021).
During the 2022 financial year, no releases or charges were recorded in the consolidated income statement for pension commitments and similar obligations held by the Group with previous former members of the bank's board of directors or former senior managers in 2022 and 2021.
In addition, 'Provisions - Pension Fund and similar obligations' in the consolidated balance sheet as at 31 December 2022 included EUR 48 million in respect of the post-employment benefit obligations to former Directors of the Bank (EUR 50 million at 31 December 2021) and EUR 99 million corresponding to former senior managers (EUR 114 million at 31 December 2021).
i) Pre-retirement and retirement
The board of directors approved an amendment to the contracts of the executive directors whereby Ana Botín and José Antonio Álvarez ceased to have the right to pre-retire in case of termination of his contract.
j) Contract termination
The executive directors and senior managers have indefinite-term employment contracts. Executive directors or senior managers whose contracts are terminated voluntarily or due to breach of duties are not entitled to receive any economic compensation. If Banco Santander terminates the contract for any other reason, they will be entitled to the corresponding legally-stipulated termination benefit, without prejudice to any compensation that may for non-competition obligations, as detailed in the directors' remuneration policy.
If Banco Santander were to terminate her contract, Ana Botín would have to remain at Banco Santander’s disposal for a period of 4 months in order to ensure an adequate transition, and would receive her fixed salary during that period.
k) Information on investments held by the directors in other companies and conflicts of interest
None of the members of the board of directors have declared that they or persons related to them may have a direct or indirect conflict of interest with the interests of Banco Santander, S.A., as set forth in article 229 of the Corporate Enterprises Act.